Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Interest income	$ 2,197	$ 2,295	$ 840
Discount on marketable securities, net	(244)	(144)	(32)
Exchange rate differences, net	(748)	(357)	208
Bank charges	(171)	(148)	(93)
Financial income, net	$ 1,034	$ 1,646	$ 923